Related Party (Details Narrative) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Korr Acquisition Group Inc. [Member]
Advisory fee	$ 0.3	$ 0.3
Upfront Payment Related party	$ 0.5
Mr. Deutsch [Member]
Options acquire to common stock, shares		1,500,000
Exercise Price		$ 2.00